Other Income	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Other Income
32	OTHER INCOME
Other income for the fiscal years ended March 31, 2024, 2023 and 2022 consisted of the following:

	For the fiscal year ended March 31,
	2024	2023	2022

	(In millions)
Income from operating leases	¥37,386	¥39,654	¥32,733
Income related to disposal of assets leased	148	—	29
Income related to IT solution services	16,025	11,889	11,428
Gains on disposal of property, plant and equipment, and other intangible assets	1,213	3,326	1,708
Reversal of impairment losses of investments in associates and joint ventures	1,674	22,915	2,059
Gains on step acquisition of subsidiaries	1,089	—	—
Others	62,062	103,043	60,770

Total other income	¥119,597	¥180,827	¥108,727